35. STATEMENT OF INCOME BY NATURE (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Costs of sales
Raw materials and consumables	R$ 17,790.9	R$ 15,024.9	R$ 14,458.1
Depreciation	1,381.2	1,305.0	1,162.0
Amortization	78.6	91.2	5.4
Salaries and employees benefits	3,637.7	3,679.9	3,448.9
Others	2,432.3	2,500.2	1,859.6
Costs of sales	25,320.7	22,601.2	20,934.0
Sales expenses
Depreciation	69.5	64.1	63.6
Amortization	65.6	65.5	12.0
Salaries and employees benefits	1,190.2	1,210.7	1,133.9
Indirect and direct logistics expenses	2,260.4	2,034.6	1,965.0
Marketing	508.0	462.1	709.0
Others	419.9	371.7	637.7
Sales expenses	4,513.6	4,208.7	4,521.2
Administrative expenses
Depreciation	21.5	28.1	21.0
Amortization	78.7	38.3	119.6
Salaries and employees benefits	260.6	215.3	191.0
Fees	28.6	30.9	28.4
Others	161.7	149.9	82.6
Administrative expenses	551.1	462.5	442.6
Impairment Loss on Trade and Other Receivables
Impairment Loss on Trade and Other Receivables	(46.3)	(67.5)	(53.5)
Other operating expenses (1)
Depreciation	52.1	40.1	26.2
Others	316.3	676.2	249.2
Other operating expenses (1)	R$ 368.4	R$ 716.3	R$ 275.4